Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Mar. 28, 2026	Mar. 31, 2025
Ordinary share, shares authorized	500,000,000
Ordinary share, holdback shares subject to surrender and forfeiture	450,000
Treasury stock, shares	316,004
Common Class A [Member]
Ordinary share, par value	$ 0.0001		$ 0.0001
Ordinary share, shares authorized	488,000,000		488,000,000
Ordinary share, shares issued	5,071,281	4,821,281	4,821,281
Ordinary share, shares outstanding	4,755,277	4,821,281	4,821,281
Common Class B [Member]
Ordinary share, par value	$ 0.0001		$ 0.0001
Ordinary share, shares authorized	12,000,000		12,000,000
Ordinary share, shares issued	6,337,680	4,500,000	4,500,000
Ordinary share, shares outstanding	5,887,680	4,050,000	4,050,000
Ordinary share, holdback shares subject to surrender and forfeiture	450,000		450,000